Acquisitions And Joint Ventures (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended	0 Months Ended		0 Months Ended				1 Months Ended
	Dec. 31, 2011	Feb. 13, 2012 Temple-Inland Inc. [Member]	Jun. 30, 2010 SCA Packaging Asia [Member]	Oct. 08, 2011 Andhra Pradesh Paper Mills Limited [Member]	Oct. 14, 2011 Andhra Pradesh Paper Mills Limited [Member]	Oct. 08, 2011 Acquisition Related Additional Tender Offer [Member]	Dec. 31, 2011 Shandong IP & Sun Food Packaging Co., Ltd. [Member]	Dec. 31, 2011 International Paper [Member] Shandong IP & Sun Food Packaging Co., Ltd. [Member]	Dec. 31, 2011 Sun Food Packaging Co., Ltd. [Member] Shandong IP & Sun Food Packaging Co., Ltd. [Member]	Oct. 14, 2011 Non-Compete Agreement [Member]
Business Acquisition [Line Items]
Outstanding common stock acquired, price per share		$ 32.00
Acquisition of business, debt assumed		$ 700	$ 34
Acquisition of business, purchase price		4,500	202							58
Mills required to be divested		3
Tons of aggregate capacity to be divested		970,000
Number Of Months Within Which Mills Are Required To Be Divested		4
Number of 30-day extensions related to timeframe in which mills are required to be divested		2
Number of days of extensions of timeframes within which mills are required to be divested		30
Percentage of interest acquired					75.00%			55.00%	45.00%
Land-use rights, value									33
Percentage of outstanding shares acquired					53.50%	21.50%
Acquisition of businesses, cash paid			168		226	105
Cash paid to purchase interest in joint venture								55
Combined production capacity, tons							400,000
Deposited in escrow account	25
Number of corrugated box plants			13
Number of specialty packaging facilities			2
Currency transaction loss				9
Gain on bargain purchase price adjustment	$ 7